Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	£ 7,366	£ 7,224
Intangible assets	3,304	3,425
Investments in joint ventures	105	103
Other investments	107	259
Property, plant and equipment	131	162
Right-of-use assets	161	216
Other receivables	19	27
Deferred tax assets	210	270
Net pension assets	46	47
Derivative financial instruments	52	138
Non-current assets	11,501	11,871
Current assets
Inventories and pre-publication costs	253	240
Trade and other receivables	1,960	1,927
Derivative financial instruments	31	19
Cash and cash equivalents	113	88
Current assets	2,357	2,274
Total assets	13,858	14,145
Current liabilities
Trade and other payables	3,275	3,260
Derivative financial instruments	2	9
Borrowings	232	847
Taxation	192	149
Provisions	47	109
Current liabilities	3,748	4,374
Non-current liabilities
Derivative financial instruments	12	3
Borrowings	5,935	6,276
Deferred tax liabilities	591	665
Net pension obligations	315	671
Other payables	10	49
Provisions	23	6
Non-current liabilities	6,886	7,670
Total liabilities	10,634	12,044
Net assets	3,224	2,101
Capital and reserves
Share capital	286	286
Share premium	1,491	1,459
Shares held in treasury	(876)	(887)
Translation reserve	250	27
Other reserves	2,081	1,214
Shareholders' equity	3,232	2,099
Non-controlling interests	(8)	2
Total equity	£ 3,224	£ 2,101